SCOPE OF CONSOLIDATION - Joint Ventures (Details) t in Millions, $ in Millions		12 Months Ended
	Oct. 31, 2017 USD ($)	Dec. 31, 2017 USD ($) t	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Disclosure of joint ventures [line items]
Current assets		$ 26,745	$ 22,247
Cash and cash equivalents		2,574	2,501	$ 4,002	$ 3,893
Non-current assets		58,552	52,895
Current liabilities		21,410	18,115
Non-current liabilities		23,032	24,702
Carrying amount in the statements of financial position			1,507
Revenue		68,679	56,791	63,578
Depreciation and amortization		(2,768)	(2,721)	(3,192)
Interest income		56	58	105
Interest expense		(879)	(1,172)	(1,383)
Income tax benefit (expense)		(432)	(986)	(902)
Net income (loss)		4,575	1,734	(8,423)
Other comprehensive income (loss)		4,083	(159)	(8,884)
Total comprehensive income (loss)		8,658	1,575	(17,307)
Deferred tax liabilities		2,684	2,529
Net gain (loss) on disposal of subsidiaries		18	23	72
Accumulated foreign exchange translation gains (losses) recognized in earnings due to decrease in ownership interest in investment		21	13	11
Joint ventures
Disclosure of joint ventures [line items]
Current assets		2,834	2,423
Cash and cash equivalents		243	290
Non-current assets		3,218	4,567
Current liabilities		1,954	1,855
of which trade and other payables and provisions		905	963
Non-current liabilities		1,502	1,793
of which trade and other payables and provisions		23	59
Total net assets/(liabilities)		2,596	3,342
Company's share of net assets		1,276	1,589
Adjustments for differences in accounting policies and other		(27)	(82)
Carrying amount in the statements of financial position		1,249	1,507
Revenue		7,698	6,261	6,114
Depreciation and amortization		142	(133)	(138)
Interest income		16	14	15
Interest expense		81	(96)	(65)
Income tax benefit (expense)		32	(50)	6
Net income (loss)		413	166	(99)
Other comprehensive income (loss)		0	13	7
Total comprehensive income (loss)		413	179	(92)
Cash dividends received by the Company		$ 54	$ 41	$ 41
Calvert
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		50.00%	50.00%	50.00%
Proportion of voting rights held in joint venture		50.00%	50.00%	50.00%
Current assets		$ 1,135	$ 836
Cash and cash equivalents		13	45
Non-current assets		1,303	1,287
Current liabilities		612	490
of which trade and other payables and provisions		118	160
Non-current liabilities		947	984
of which trade and other payables and provisions		0	0
Total net assets/(liabilities)		879	649
Company's share of net assets		440	325
Adjustments for differences in accounting policies and other		6	6
Carrying amount in the statements of financial position		446	331
Revenue		2,870	2,358	$ 2,094
Depreciation and amortization		(62)	(59)	(58)
Interest income		0	0	0
Interest expense		(35)	(31)	(31)
Income tax benefit (expense)		0	0	0
Net income (loss)		270	148	(23)
Other comprehensive income (loss)		0	0	0
Total comprehensive income (loss)		270	148	(23)
Cash dividends received by the Company		$ 20	$ 19	$ 22
Purchase agreement amount of tonnes | t		2
Purchase agreement, option to extend term		3 years
Purchase agreement term		6 years
Macsteel
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		50.00%	50.00%	50.00%
Proportion of voting rights held in joint venture		50.00%	50.00%	50.00%
Current assets		$ 739	$ 636
Cash and cash equivalents		95	77
Non-current assets		389	374
Current liabilities		404	312
of which trade and other payables and provisions		235	170
Non-current liabilities		43	41
of which trade and other payables and provisions		3	3
Total net assets/(liabilities)		681	657
Company's share of net assets		341	328
Adjustments for differences in accounting policies and other		(3)	0
Carrying amount in the statements of financial position		338	328
Revenue		2,775	2,353	$ 2,722
Depreciation and amortization		(1)	(1)	(1)
Interest income		14	12	13
Interest expense		(10)	(9)	(10)
Income tax benefit (expense)		(5)	(4)	(5)
Net income (loss)		31	15	32
Other comprehensive income (loss)		2	10	8
Total comprehensive income (loss)		33	25	40
Cash dividends received by the Company		$ 0	$ 0	$ 10
Baffinland
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture			44.54%	46.08%
Proportion of voting rights held in joint venture			44.54%	46.08%
Current assets			$ 197
Cash and cash equivalents			7
Non-current assets			1,506
Current liabilities			354
of which trade and other payables and provisions			190
Non-current liabilities			262
of which trade and other payables and provisions			37
Total net assets/(liabilities)			1,087
Company's share of net assets			484
Adjustments for differences in accounting policies and other			(59)
Carrying amount in the statements of financial position			425
Revenue			116	$ 0
Depreciation and amortization			(3)	0
Interest income			0	0
Interest expense			(20)	0
Income tax benefit (expense)			(26)	(2)
Net income (loss)			(43)	(66)
Other comprehensive income (loss)			0	0
Total comprehensive income (loss)			(43)	(66)
Cash dividends received by the Company			$ 0	$ 0
Net gain (loss) on disposal of subsidiaries	$ (22)
Accumulated foreign exchange translation gains (losses) recognized in earnings due to decrease in ownership interest in investment	$ (52)
VAMA
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		49.00%	49.00%	49.00%
Proportion of voting rights held in joint venture		49.00%	49.00%	49.00%
Current assets		$ 283	$ 230
Cash and cash equivalents		71	75
Non-current assets		754	721
Current liabilities		449	362
of which trade and other payables and provisions		190	248
Non-current liabilities		277	302
of which trade and other payables and provisions		0	0
Total net assets/(liabilities)		311	287
Company's share of net assets		152	141
Adjustments for differences in accounting policies and other		0	0
Carrying amount in the statements of financial position		152	141
Revenue		489	335	$ 152
Depreciation and amortization		(30)	(30)	(26)
Interest income		1	1	1
Interest expense		(28)	(28)	(16)
Income tax benefit (expense)		0	18	34
Net income (loss)		5	(58)	(88)
Other comprehensive income (loss)		0	0	0
Total comprehensive income (loss)		5	(58)	(88)
Cash dividends received by the Company		$ 0	$ 0	$ 0
Tameh
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		50.00%	50.00%	50.00%
Proportion of voting rights held in joint venture		50.00%	50.00%	50.00%
Current assets		$ 158	$ 120
Cash and cash equivalents		57	47
Non-current assets		476	354
Current liabilities		132	83
of which trade and other payables and provisions		118	83
Non-current liabilities		189	159
of which trade and other payables and provisions		20	19
Total net assets/(liabilities)		313	232
Company's share of net assets		156	116
Adjustments for differences in accounting policies and other		0	2
Carrying amount in the statements of financial position		156	118
Revenue		330	254	$ 308
Depreciation and amortization		(27)	(20)	(33)
Interest income		0	0	0
Interest expense		4	(1)	(1)
Income tax benefit (expense)		(7)	(10)	(4)
Net income (loss)		42	29	14
Other comprehensive income (loss)		(1)	3	0
Total comprehensive income (loss)		41	32	14
Cash dividends received by the Company		$ 4	$ 6	$ 0
Borçelik
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		45.33%	45.33%	45.33%
Proportion of voting rights held in joint venture		45.33%	45.33%	45.33%
Current assets		$ 519	$ 404
Cash and cash equivalents		7	39
Non-current assets		296	325
Current liabilities		357	254
of which trade and other payables and provisions		244	112
Non-current liabilities		46	45
of which trade and other payables and provisions		0	0
Total net assets/(liabilities)		412	430
Company's share of net assets		187	195
Adjustments for differences in accounting policies and other		(30)	(31)
Carrying amount in the statements of financial position		157	164
Revenue		1,234	845	$ 838
Depreciation and amortization		(22)	(20)	(20)
Interest income		1	1	1
Interest expense		(12)	(7)	(7)
Income tax benefit (expense)		(20)	(28)	(17)
Net income (loss)		65	75	32
Other comprehensive income (loss)		(1)	0	(1)
Total comprehensive income (loss)		64	75	31
Cash dividends received by the Company		30	16	$ 9
Deferred tax liabilities		$ 40	$ 39
Baffinland
Disclosure of joint ventures [line items]
Proportion of ownership interest in associate		31.07%
Current assets		$ 355
Non-current assets		1,698
Current liabilities		302
Non-current liabilities		531
Company's share of net assets		379
Revenue		341
Net income (loss)		(20)
Other comprehensive income (loss)		0
Total comprehensive income (loss)		(20)
Cash dividends received by the Company		0
Net gain (loss) on disposal of subsidiaries		$ (22)